UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21333

        Nuveen Preferred and Convertible Income Fund 2
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            12/31

Date of reporting period:          03/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Preferred and Convertible Income Fund 2 (JQC)
March 31, 2005

						Market
Shares	Description(1)					Value

	COMMON STOCKS - 1.3% (0.9% of Total Investments)
	Communications Equipment - 0.1%

182,325	Corning Incorporated #					$ 2,029,277

	Diversified Financial Services - 0.4%

163,728	Gabelli Asset Management Inc.					7,310,473

	Office Electronics - 0.1%

110,126	Xerox Corporation #					1,668,409

	Oil & Gas - 0.5%

140,807	Kerr-McGee Corporation					11,029,412

	Software - 0.2%

172,555	Computer Associates International, Inc.					4,676,254

	Total Common Stock (cost $25,160,085)					26,713,825

					Ratings*
						Market
Shares	Description(1)	Coupon	Maturity	Moody's	S&P	Value

	$25 PAR (or similar) SECURITIES - 47.0% (31.9% of Total Investments)
	Auto Components - 0.1%

84,278	Delphi Trust I	8.250%	Ba3	B+		1,567,571

	Automobiles - 0.0%

3,000	DaimlerChrysler AG (CORTS)	7.875%	A3	BBB		75,420
2,000	DaimlerChrysler Corp (PPLUS)	7.250%	A3	BBB		50,600

	Capital Markets - 4.5%

112,800	Bear Stearns Capital Trust III	7.800%	A2	BBB		2,930,544
107,600	Bear Stearns Companies, Series G (a)	5.490%	A3	BBB		5,439,180
27,000	BNY Capital Trust IV, Series E	6.875%	A1	A-		680,130
306,984	BNY Capital Trust V, Series F	5.950%	A1	A-		7,521,108
204,700	Compass Capital Trust III	7.350%	A3	BBB-		5,287,401
31,000	CSFB USA, Series 2002-10 (SATURNS)	7.000%	Aa3	A+		809,100
49,000	First Union Capital II, Series II (CORTS)	7.500%	A1	BBB+		1,264,200
22,600	First Union Institutional Capital II (CORTS)	8.200%	A1	BBB+		636,077
18,800	First Union Institutional Capital II, Series III (CORTS)	7.500%	A1	BBB+		477,708
12,300	Goldman Sachs Group Inc., Series 2003-06 (SATURNS)	6.000%	Aa3	A+		290,526
22,000	JPMorgan Chase Capital Trust IX, Series I	7.500%	A1	A-		572,220
198,350	Lehman Brothers Holdings Inc., Series C (a)	5.940%	NR	BBB+		10,314,200
96,800	Lehman Brothers Holdings Inc., Series D (a)	5.670%	A3	BBB+		4,840,000
425,000	Lehman Brothers Holdings Inc., Series F (a)	6.500%	A3	BBB+		11,177,500
239,000	Merrill Lynch Capital Trust	7.000%	A1	A-		6,142,300
47,800	Merrill Lynch Preferred Capital Trust	7.750%	A1	A-		1,249,014
186,200	Merrill Lynch Preferred Capital Trust IV	7.120%	A1	A-		4,813,270
283,400	Merrill Lynch Preferred Capital Trust V	7.280%	A1	A-		7,439,250
117,580	Morgan Stanley (PPLUS)	7.050%	Aa3	A+		2,974,774
211,850	Morgan Stanley Capital Trust II	7.250%	A1	A-		5,467,849
203,200	Morgan Stanley Capital Trust III	6.250%	A1	A-		4,996,688
137,900	Morgan Stanley Capital Trust IV	6.250%	A1	A-		3,396,477
20,900	Safeco Capital Trust I (CORTS)	8.750%	Baa2	BBB-		616,655
16,800	Safeco Capital Trust IV (CORTS)	8.375%	Baa2	BBB-		445,368
16,400	UBS Preferred Funding Trust III	7.250%	A1	AA-		421,480

	Commercial Banks - 10.9%

301,600	Abbey National plc	7.375%	A2	A-		7,901,920
53,700	Abbey National plc, Series B	7.250%	A1	A-		1,380,627
34,200	Abbey National plc, Series B	7.375%	A2	A		913,140
863,770	ABN AMRO Capital Fund Trust V	5.900%	A2	A		20,454,074
80,779	ABN AMRO Capital Fund Trust VI	6.250%	A2	A		1,999,280
17,021	ABN AMRO Capital Trust Fund VII	6.080%	A2	A		415,823
113,300	ASBC Capital I	7.625%	Baa1	BBB-		2,968,460
203,410	BAC Capital Trust I	7.000%	Aa3	A		5,227,637
560,200	BAC Capital Trust II	7.000%	Aa3	A		14,469,966
163,900	BAC Capital Trust III	7.000%	Aa3	A		4,259,761
1,010,000	Banco Santander	6.410%	A2	BBB+		25,805,500
71,750	Banco Totta & Acores Finance, Series A	8.875%	A3	NR		1,926,043
20,400	BancWest Capital I	9.500%	A3	A-		532,440
13,400	Banesto Holdings, Series A, 144A	10.500%	A2	NR		408,700
167,700	Bank One Capital Trust VI	7.200%	A1	A-		4,343,430
32,200	Bank One Capital V	8.000%	A1	A-		837,200
51,900	BankNorth Capital Trust II	8.000%	A3	BB+		1,347,843
145,800	Chittenden Capital Trust I	8.000%	Baa1	BB+		3,787,884
146,500	Cobank ABC, 144A	7.000%	NR	NR		7,829,107
110,200	Comerica Capital Trust I	7.600%	A3	BBB+		2,826,630
18,900	Fleet Capital Trust II (CORTS)	8.000%	Aa3	A		497,070
512,200	Fleet Capital Trust VII	7.200%	Aa3	A		13,163,540
430,300	Fleet Capital Trust VIII	7.200%	Aa3	A		11,106,043
35,000	KeyCorp (PCARS)	7.500%	A3	NR		924,350
104,400	KeyCorp Capital Trust V	5.875%	A3	BBB		2,536,920
29,600	KeyCorp, Series 2001-7 (CORTS)	7.750%	A3	BBB		761,016
34,300	KeyCorp, Series B (CORTS)	8.250%	A3	BBB		895,916
85,500	National Commerce Capital Trust II	7.700%	A1	A-		2,223,855
63,900	National Westminster Bank plc, Series A	7.875%	Aa2	A+		1,640,952
21,700	ONB Capital Trust II	8.000%	Baa2	BB+		563,115
54,200	PNC Capital Trust	6.125%	A3	BBB		1,308,388
26,000	Regions Finance Trust I	8.000%	A2	BBB+		668,460
300,700	Royal Bank of Scotland Group plc, Series L	5.750%	A1	A		7,162,674
155,300	SunTrust Capital Trust IV	7.125%	A1	A-		3,953,938
108,900	SunTrust Capital Trust V	7.050%	A1	A-		2,784,573
664,800	USB Capital Trust III	7.750%	Aa3	A-		17,318,040
332,900	USB Capital Trust IV	7.350%	Aa3	A-		8,672,045
297,800	USB Capital Trust V	7.250%	Aa3	A-		7,623,680
39,100	VNB Capital Trust I	7.750%	Baa1	BBB		1,011,908
47,000	Washington Mutual Capital Trust I, Series 2001-22, Class A-1 (CORTS)	7.650%	Baa1	BBB		1,213,070
40,000	Wells Fargo Capital Trust IV	7.000%	Aa2	A		1,030,000
480,300	Wells Fargo Capital Trust V	7.000%	Aa2	A		12,295,680
112,800	Wells Fargo Capital Trust VI	6.950%	Aa2	A-		2,878,656
236,550	Wells Fargo Capital Trust VII	5.850%	Aa2	A		5,719,779
117,300	Zions Capital Trust B	8.000%	Baa1	BB+		3,097,893

	Computers & Peripherals - 0.1%

16,400	IBM Inc. (CORTS)	7.125%	A1	A+		426,892
28,200	IBM Inc., Series 2001-1 (SATURNS)	7.125%	A1	A+		727,560
11,000	IBM Trust II (CORTS)	7.125%	A1	A+		283,800
18,300	IBM Trust IV (CORTS)	7.000%	A1	A+		483,120

	Consumer Finance - 0.8%

40,900	Household Capital Trust VI	8.250%	A2	BBB+		1,068,717
98,100	Household Capital Trust VII	7.500%	A2	BBB+		2,550,600
62,200	HSBC Finance Corporation	6.875%	A1	A		1,624,664
18,300	SLM Corporation	6.000%	A2	A		452,376
174,000	SLM Corporation, Series A (a)	6.970%	Baa1	BBB+		9,570,000

	Diversified Financial Services - 5.0%

13,800	BBVA Preferred Capital Ltd., Series B	7.750%	A1	A-		353,280
26,500	CIT Group Incorporated (CORTS)	7.750%	A3	BBB+		722,920
268,800	Citigroup Capital Trust IX	6.000%	Aa2	A		6,556,032
193,100	Citigroup Capital Trust VII	7.125%	Aa2	A		4,978,118
1,072,422	Citigroup Capital Trust VIII	6.950%	Aa2	A		27,454,003
24,000	Citigroup Inc., Series H (a)	6.231%	Aa3	NR		1,242,000
1,600	Citigroup, Series CIT (CORTS)	6.750%	A3	BBB+		41,104
40,100	General Electric Capital Corporation	6.625%	Aaa	AAA		1,034,981
2,300	Goldman Sachs Group Inc., Series 2004-04 (SATURNS)	6.000%	A1	A-		53,705
5,000	ING Capital Funding Trust II	9.200%	A2	A-		126,750
722,775	ING Group NV	7.050%	NR	A-		18,546,407
584,220	ING Group NV	7.200%	A2	A-		15,096,245
43,200	JPM Capital Trust (CORTS)	7.200%	A2	A-		1,104,192
9,900	JPM Capital Trust I, Series 2001-1, Class A-1 (CORTS)	7.850%	A1	A-		255,668
71,965	JPMorgan Chase & Company (PCARS)	7.125%	A2	A-		1,849,860
712,420	JPMorgan Chase Capital Trust X	7.000%	A1	NR		18,380,436
73,600	JPMorgan Chase Trust, Series 2002-6, Class A (SATURNS)	7.125%	A1	A-		1,889,312
71,500	Merrill Lynch Capital Trust II	8.000%	A1	A-		1,893,320

	Diversified Telecommunication Services - 0.6%

37,400	BellSouth Capital Funding (CORTS)	7.100%	A1	A		958,188
24,600	BellSouth Corporation (CORTS)	7.000%	Aa3	A		627,792
49,200	BellSouth Corporation, Series 2001-3 (SATURNS)	7.125%	A2	A		1,252,140
30,800	BellSouth Inc. (CORTS)	7.000%	A2	A		797,720
70,600	BellSouth Telecommunications (PPLUS)	7.300%	Aa3	A		1,808,772
59,800	Deutsche Telekom International Finance B.V., Series 2001-24, Class A-1 (CORTS)	7.875%	Baa1	A-		1,574,534
59,000	SBC Communications Inc.	7.000%	A2	A		1,502,730
26,300	Verizon Communications (CORTS)	7.625%	A2	A+		707,470
47,300	Verizon Communications (CORTS)	7.375%	A2	A+		1,241,625
50,700	Verizon New England Inc., Series B	7.000%	A2	NR		1,307,046
29,900	Verizon South Inc., Series F	7.000%	A2	A+		761,254

	Electric Utilities - 0.6%

5,000	Consolidated Edison Company	7.250%	A2	A-		129,350
16,300	Consolidated Edison Company of New York Inc.	7.500%	A1	A		419,888
21,100	DTE Energy Trust I	7.800%	Baa3	BB+		563,159
27,400	Entergy Louisiana Inc.	7.600%	Baa1	A-		715,140
6,900	Entergy Mississippi Inc.	7.250%	Baa2	A-		180,504
3,000	Georgia Power Capital Trust V	7.125%	A3	BBB+		77,400
130,000	Interstate Power and Light Company (a)	7.100%	Baa3	BBB-		3,461,900
11,000	Mississippi Power Capital Trust II	7.200%	A2	BBB+		283,195
4,500	National Rural Utilities Cooperative Finance Corporation	7.600%	A3	BBB+		114,750
41,200	National Rural Utilities Cooperative Finance Corporation	6.100%	A3	BBB+		992,096
4,000	National Rural Utilities Cooperative Finance Corporation	5.950%	A3	BBB+		92,920
33,600	Northern States Power Company	8.000%	A3	BBB-		899,472
30,300	Southern Company Capital Trust I (CORTS)	7.375%	Baa1	BBB+		778,862
13,900	Southern Company Capital Trust I (CORTS)	8.190%	Baa1	BBB+		375,439
13,100	Southern Company Capital Trust VI	7.125%	Baa1	BBB+		337,325
2,000	Tennessee Valley Authority, Series A	2.400%	Aaa	AAA		47,340
122,500	Virginia Power Capital Trust	7.375%	Baa1	BBB-		3,203,375

	Food Products - 0.4%

75,000	Dairy Farmers of America Inc., 144A (a)	7.875%	Baa3	BBB-		7,884,375

	Gas Utilities - 0.1%

75,300	AGL Capital Trust II	8.000%	Baa2	BBB		1,954,788

	Health Care Providers & Services - 0.8%

587,500	Aetna Incorporated	8.500%	Baa1	BBB+		15,333,750

	Industrial Conglomerates - 0.0%

1,500	General Electric Company, Series GE (CORTS)	6.800%	Aaa	AAA		38,220

	Insurance - 7.7%

157,500	ACE Capital Trust I, Series 1999	8.875%	Baa1	BBB-		3,992,625
1,171,383	Ace Ltd., Series C	7.800%	Baa2	BBB-		30,467,672
6,100	Allstate Corporation (PCARS)	7.150%	A2	A-		156,770
2,300	AMBAC Financial Group Inc.	7.000%	Aa2	AA		58,857
89,800	AMBAC Financial Group Inc.	5.950%	Aa2	AA		2,217,162
675,101	Delphi Financial Group Inc.	8.000%	Baa3	BBB		17,505,369
194,956	EverestRe Capital Trust II	6.200%	Baa1	BBB		4,466,442
91,500	EverestRe Group Limited	7.850%	Baa1	BBB		2,379,000
11,800	Financial Security Assurance Holdings	6.875%	Aa2	AA		300,900
284,700	Hartford Capital Trust III, Series C	7.450%	Baa1	BBB		7,302,555
43,900	Hartford Life Capital Trust II, Series B	7.625%	Baa1	BBB		1,134,815
56,500	Lincoln National Capital Trust V, Series E	7.650%	Baa1	BBB		1,450,920
1,402,300	Lincoln National Capital Trust VI	6.750%	Baa1	BBB		35,422,098
81,600	PartnerRe Limited	7.900%	A3	BBB+		2,119,152
902,402	PartnerRe Limited, Series C	6.750%	Baa1	BBB+		22,560,050
80,000	PLC Capital Trust III	7.500%	Baa1	BBB+		2,065,600
67,200	PLC Capital Trust IV	7.250%	Baa1	BBB+		1,747,200
13,800	PLC Capital Trust V	6.125%	Baa1	BBB+		335,340
38,800	Prudential plc	6.750%	Baa1	A		987,072
3,400	RenaissanceRe Holdings Limited, Series C	6.080%	Baa2	BBB+		80,240
115,800	RenaissanceRe Holdings Ltd., Series A	8.100%	Baa2	BBB+		3,020,064
124,700	RenaissanceRe Holdings Ltd., Series B	7.300%	Baa2	BBB+		3,217,260
24,900	Safeco Capital Trust I (CORTS)	8.700%	Baa2	BBB-		658,854
21,200	Safeco Capital Trust I, Series 2001-4 (CORTS)	8.750%	Baa2	BBB-		554,380
46,600	Safeco Capital Trust III (CORTS)	8.072%	Baa2	BBB-		1,233,036
37,900	Safeco Corporation, Series 2001-7 (SATURNS)	8.250%	Baa2	BBB-		1,008,140
37,400	Safeco Corporation, Series 2002-5 (SATURNS)	8.250%	Baa2	BBB-		997,832
55,300	Torchmark Capital Trust I	7.750%	Baa1	A-		1,437,247
118,600	W.R. Berkley Capital Trust, Series 2002-1, CBTCS	8.125%	Baa3	BBB-		1,243,521
68,800	XL Capital Ltd., Series A	8.000%	Baa1	BBB+		1,816,320
101,100	XL Capital Ltd., Series B	7.625%	Baa1	BBB+		2,628,600

	Media - 0.1%

52,700	Viacom Inc.	7.300%	A3	A-		1,338,053

	Multi-Utilities & Unregulated Power - 0.2%

51,400	Dominion CNG Capital Trust I	7.800%	Baa1	BBB-		1,341,540
30,700	Dominion Resources Capital Trust II	8.400%	Baa2	BBB-		797,893
85,700	Energy East Capital Trust I	8.250%	Baa3	BBB-		2,245,340

	Oil & Gas - 0.9%

685,000	Nexen Inc.	7.350%	Baa3	BB+		17,782,600

	Pharmaceuticals - 0.1%

50,000	Bristol Myers Squibb Company (CORTS)	6.250%	A1	A+		1,275,000

	Real Estate - 11.6%

318,355	AMB Property Corporation, Series L	6.500%	Baa2	BBB-		7,952,508
77,100	AvalonBay Communities, Inc., Series H	8.700%	Baa2	BBB		2,117,166
220,400	BRE Properties, Series B	8.080%	Baa3	BBB-		5,688,524
251,600	BRE Properties, Series D	6.750%	Baa3	BBB-		6,056,012
1,166,500	CarrAmerica Realty Corporation, Series E	7.500%	Baa3	BBB-		30,049,040
104,100	Developers Diversified Realty Corporation, Series G	8.000%	Ba1	BBB-		2,688,903
1,264,845	Developers Diversified Realty Corporation, Series H	7.375%	Ba1	BBB-		31,836,149
21,100	Duke Realty Corporation, Series K	6.500%	Baa2	BBB		511,675
120,000	Duke Realty Corporation, Series L	6.600%	Baa2	BBB		2,876,400
98,000	Duke-Weeks Realty Corporation	6.625%	Baa2	BBB		2,384,340
25,000	Duke-Weeks Realty Corporation, Series B	7.990%	Baa2	BBB		1,278,908
5,400	Duke-Weeks Realty Corporation, Series I	8.450%	Baa2	BBB		138,348
192,100	Equity Office Properties Trust, Series G	7.750%	Baa3	BBB		4,908,155
3,200	Equity Residential Properties Trust, Series C	9.125%	Baa2	BBB		83,264
15,400	Equity Residential Properties Trust, Series D	8.600%	Baa2	BBB		407,330
467,489	Equity Residential Properties Trust, Series N	6.480%	Baa2	BBB		11,303,884
140,000	Federal Realty Investment Trust	8.500%	Baa3	BBB-		3,710,000
11,600	First Industrial Realty Trust, Inc., Series C	8.625%	Baa3	BBB-		306,530
425,129	HRPT Properties Trust, Series A	9.875%	Baa3	BBB-		11,134,129
458,600	HRPT Properties Trust, Series B	8.750%	Baa3	BBB-		12,258,378
99,800	New Plan Excel Realty Trust, Series E	7.625%	NR	BBB-		2,608,772
3,997	Prologis Trust, Series C	8.540%	Baa2	BBB		241,444
96,275	Prologis Trust, Series G	6.750%	Baa2	BBB		2,406,875
299,600	PS Business Parks Inc.	7.000%	Ba1	BBB-		7,274,288
700	PS Business Parks Inc., Series K	7.950%	Ba1	BBB-		18,445
240,000	PS Business Parks Inc., Series L	7.600%	Ba1	BBB-		6,026,400
31,400	Public Storage Inc., Series Q	8.600%	Baa2	BBB+		806,980
148,750	Public Storage Inc., Series R	8.000%	Baa2	BBB+		3,839,238
51,760	Public Storage Inc., Series S	7.875%	Baa2	BBB+		1,326,609
42,000	Public Storage Inc., Series T	7.625%	Baa2	BBB+		1,071,420
173,800	Public Storage Inc., Series U	7.625%	Baa2	BBB+		4,405,830
31,500	Public Storage Inc., Series V	7.500%	Baa2	BBB+		807,345
166,100	Regency Centers Corporation	7.450%	Baa3	BBB-		4,177,415
20,500	Simon Property Group, Inc., Series F	8.750%	Baa2	BBB-		534,230
15,100	Simon Property Group, Inc., Series G	7.890%	Baa2	BBB		801,810
165,000	Vornado Realty Trust	6.625%	Baa3	BBB-		3,927,000
1,987,734	Wachovia Preferred Funding Corporation	7.250%	A2	BBB+		55,656,552
130,000	Weingarten Realty Trust, Series E	6.950%	Baa1	A-		3,303,300

	Specialty Retail - 0.0%

27,200	Sherwin Williams Company, Series III (CORTS)	7.250%	A2	A		707,200

	Thrifts & Mortgage Finance - 1.7%

68,900	Countrywide Capital III (PPLUS)	8.050%	Baa1	BBB+		1,865,812
79,000	Countrywide Capital Trust II, Series II (CORTS) (a)	8.000%	Baa1	BBB+		2,093,500
666,900	Countrywide Capital Trust IV	6.750%	Baa1	BBB+		16,752,528
23,100	Fannie Mae (a)	5.125%	Aa3	AA-		964,887
43,800	Fannie Mae (a)	3.780%	Aa3	AA-		2,193,066
55,000	Fannie Mae (a)	5.810%	Aa3	AA-		2,607,000
48,100	Fannie Mae	0.000%	Aa3	AA-		2,672,556
70,500	Federal Home Loan Mortgage Corporation (a)	6.000%	Aa3	AA-		3,528,525
26,000	Federal Home Loan Mortgage Corporation (a)	5.100%	Aa3	AA-		1,137,500
12,700	Federal Home Loan Mortgage Corporation (a)	5.000%	Aa3	AA-		534,035

	Wireless Telecommunication Services - 0.8%

28,000	AT&T Wireless Services Equity, Series 2002-B (SATURNS)	9.250%	Baa2	A		754,600
56,300	AT&T Wireless, Series 2002-7 (CORTS)	8.000%	Baa2	A		1,503,492
117,200	Telephone and Data Systems Inc.	7.600%	Baa1	A-		2,997,973
48,900	United States Cellular Corporation	8.750%	Baa1	A-		1,330,569
340,000	United States Cellular Corporation	7.500%	Baa1	A-		8,901,200

	Total $25 Par (or similar) Securities (cost $958,549,277)					948,585,775

	CONVERTIBLE PREFERRED SECURITIES - 18.8% (12.8% of Total Investments)
	Automobiles - 1.1%

96,885	Ford Motor Company Capital Trust II	6.500%	Baa2	BB		4,392,766
883,200	General Motors Corporation	6.250%	Baa2	BBB-		18,370,560

	Capital Markets - 0.5%

394,500	Goldmand Sachs Group Inc., Series EMC	6.125%	Aa3	NR		4,933,223
29,725	State Street Corporation	6.750%	NR	BB+		5,915,275

	Chemicals - 0.6%

179,435	Celanese Corporation	4.250%	NR	NR		4,979,321
152,195	Huntsman Corporation	5.000%	NR	NR		7,761,945

	Commercial Banks - 2.3%

12,090,000	Fortis Insurance NV, 144A	7.750%	A1	A+		12,908,009
130,500	HSBC Finance Corporation	8.875%	A1	A		5,644,125
273,600	National Australia Bank Limited	7.875%	NR	NR		10,041,120
217,375	Sovereign Capital Trust IV, Convertible Security	4.375%	Ba1	BB		10,298,141
115,725	Washington Mutual Inc., Unit 1 Trust	5.375%	Baa1	BBB		6,129,838

	Communications Equipment - 0.7%

9,200	Lucent Technologies Capital Trust I	7.750%	Caa1	CCC-		9,581,800
115	Nortel Networks Corp	7.000%	NR	NR		5,412,058

	Construction Materials - 0.5%

216,700	TXI Capital Trust I	6.500%	B3	B-		10,325,755

	Consumer Finance - 0.1%

45,000	Capital One Financial Corporation	6.250%	Baa3	BBB-		2,275,200

	Containers & Packaging - 0.4%

149,000	Temple Inland Inc.	7.500%	Baa3	BBB		8,650,940

	Diversified Financial Services - 0.6%

281,600	Citigroup Global Markets	2.000%	Aa1	AA-		11,470,976

	Electric Utilities - 1.5%

260,000	Centerpoint Energy Inc.	2.000%	Ba2	BBB-		9,213,620
154,500	FPL Group Inc.	8.000%	NR	A-		9,580,545
2,630,000	PG&E Corporation	9.500%	NR	NR		7,094,425
38,215	PNM Resources Inc.	6.750%	NR	NR		1,903,107

	Electrical Equipment - 0.2%

60,775	General Cable Corporation, 144A	5.750%	NR	NR		4,360,606

	Electronic Equipment & Instruments - 0.6%

182,200	Pioneer-Standard Financial Trust	6.750%	B2	NR		11,638,025

	Food & Staples Retailing - 0.2%

180,520	Albertson's, Inc.	7.250%	Baa2	BBB		4,083,362

	Health Care Equipment & Supplies - 0.3%

124,000	Baxter International Inc.	7.000%	Baa1	NR		6,677,400

	Hotels Restaurants & Leisure - 0.4%

157,000	Host Marriott Financial Trust	6.750%	B2	CCC+		8,713,500

	Household Durables - 0.4%

187,325	Newell Financial Trust I	5.250%	Baa3	BBB-		8,734,028

	Insurance - 2.1%

108,450	Conseco Inc., Series B	5.500%	Caa2	B-		2,873,925
395,000	Genworth Financial Inc.	6.000%	A2	A		12,679,500
167,000	Reinsurance Group of America Inc.	5.750%	Baa2	BBB		9,727,750
147,000	The Chubb Corporation	7.000%	NR	A		4,358,550
100,000	UnumProvident Corporation	8.250%	Ba1	BB+		3,395,000
340,650	XL Capital Ltd.	6.500%	A2	A		8,158,568

	Media - 0.7%

137,000	Emmis Communications Corporation, Series A	6.250%	Caa1	CCC+		6,014,300
70,350	Interpublic Group, Series A	5.375%	NR	NR		3,198,815
97,500	Sinclair Broadcast Group Inc., Series D	6.000%	Caa1	B-		4,082,813

	Metals & Mining - 0.5%

24,300	Phelps Dodge Corporation	0.000%	NR	BB+		5,125,356
36,000	United States Steel Corporation, Series B	7.000%	NR	B		5,948,640

	Multi-Utilities & Unregulated Power - 1.9%

86,975	Aquila Inc.	6.750%	B2	B-		3,021,512
181,625	Dominion Resources Inc.	8.750%	Baa1	BBB+		10,185,530
151,300	Public Service Enterprise Group	10.250%	Baa3	BBB-		10,575,870
442,550	Sempra Energy	8.500%	NR	BBB+		14,630,703

	Oil & Gas - 1.4%

54,125	Amerada Hess Corporation	7.000%	Ba3	BB		4,540,546
8,955	Chesapeake Energy Corporation, 144A	4.125%	NR	NR		12,929,901
222,100	Teekay Shipping Corporation	7.250%	NR	BB-		11,549,200

	Pharmaceuticals - 0.5%

217,875	Schering-Plough Corporation	6.000%	Baa3	BBB		10,959,113

	Real Estate - 0.6%

225,250	Equity Office Properties Trust, Series B	5.250%	Baa2	BBB		11,458,465

	Thrifts & Mortgage Finance - 0.7%

111	Fannie Mae	5.375%	Aa3	AA-		10,434,000
140,000	PMI Group Inc.	5.875%	A1	A		3,402,000

	Total Convertible Preferred Securities (cost $352,576,706)					380,339,727

Principal					Ratings*
Amount (000)/						Market
Shares	Description(1)	Coupon	Maturity	Moody's	S&P	Value

	CONVERTIBLE BONDS - 26.4% (17.9% of Total Investments)
	Aerospace & Defense - 0.4%

38,600	AAR Corporation, 144A	2.875%	2/01/24	B2	BB-	3,681,475
49,000	EDO Corporation, Convertible Subordinate Note	5.250%	4/15/07	NR	NR	5,047,000

	Airlines - 0.2%

35,500	Pinnacle Airlines Corporation, 144A	3.250%	2/15/25	NR	NR	3,505,625

	Automobiles - 0.1%

10,250	Fleetwood Enterprises Inc., 144A	5.000%	12/15/23	B2	B	1,054,469

	Biotechnology - 1.1%

50,000	Cephalon Inc.	0.000%	6/15/33	NR	B-	4,756,250
37,900	Imclone Systems Inc., 144A	1.375%	5/15/24	NR	NR	3,230,975
85,000	Ivax Corporation, Convertible Senior Subordinated Notes	4.500%	5/15/08	NR	NR	8,553,125
59,750	Ivax Corporation, Convertible Bonds, 144A	1.500%	3/01/24	NR	NR	6,131,844

	Capital Markets - 0.2%

14,320	Lehman Brothers Holdings Inc., Series GIS	6.250%	10/15/07	A1	A	3,780,480

	Chemicals - 0.5%

84,400	The Mosaic Company	7.500%	7/01/06	Caa1	NR	9,537,200

	Commercial Services & Supplies - 0.3%

70,000	Electronic Data Systems, Convertible Senior Notes, 144A	3.875%	7/15/23	Ba1	BBB-	6,947,500

	Communications Equipment - 1.2%

92,000	Ciena Corporation	3.750%	2/01/08	B2	B	7,900,500
34,810	Corning Incorporated	3.500%	11/1/08	Ba2	BB+	3,990,096
10,565	Liberty Media Corporation, Senior Debentures Exchangeable for	3.500%	1/15/31	Baa3	BB+	8,267,113
	Motorola Common Stock
44,750	Powerwave Technologies Inc.	1.825%	11/15/24	NR	NR	4,234,469

	Computers & Peripherals - 0.2%

32,500	Mercury Computer Systems Inc., 144A	2.000%	5/01/24	NR	NR	3,522,188

	Construction & Engineering - 0.4%

85,000	Quanta Services Incorporated	4.000%	7/01/07	NR	B	8,064,375

	Consumer Finance - 0.4%

80,000	Providian Financial Corporation, Convertible Senior Notes	3.250%	8/15/05	B2	B	8,030,000

	Containers & Packaging - 0.2%

46,000	Sealed Air Corporation, 144A	3.000%	6/30/33	Baa3	BBB	4,634,500

	Diversified Financial Services - 0.3%

26,500	JMH Finance Limited	4.750%	9/06/07	NR	NR	2,763,598
26,200	Leucadia National Corporation, 144A	3.750%	4/15/14	Ba3	B+	2,600,350

	Electric Utilities - 0.1%

10,350	Unisource Energy Corporation, Convertible Bonds, 144A	4.500%	3/01/35	NR	NR	1,091,925

	Electronic Equipment & Instruments - 0.7%

21,000	Anixter International Inc.	0.000%	6/28/20	Ba3	BB-	7,481,250
70,200	Vishay Intertechnology Inc.	3.625%	8/01/23	B3	B+	6,879,600

	Energy Equipment & Services - 2.2%

34,950	Cal Dive International Inc.	3.250%	12/15/25	NR	NR	3,591,113
84,000	Diamond Offshore Drilling, Inc.	1.500%	4/15/31	NR	A-	9,880,500
85,000	Maverick Tube Corporation	4.000%	6/15/33	NR	NR	11,900,000
71,150	Pride International Inc.	3.250%	5/01/33	Ba2	BB-	8,404,594
92,500	Schlumberger Limited	2.125%	6/01/23	A1	A+	9,978,438
62,500	Willbros Group Inc., 144A	2.750%	3/15/24	NR	NR	742,969

	Gas Utilities - 0.1%

30,150	Southern Union Company, Series B	5.750%	8/16/06	Baa3	NR	2,248,580

	Health Care Equipment & Supplies - 0.7%

57,450	Advanced Medical Optics	2.500%	7/15/24	B3	B	5,730,638
81,950	Fisher Scientific International Inc.	3.250%	3/01/24	Ba3	BB+	8,348,656

	Health Care Providers & Services - 0.2%

42,000	Health Management Associates Inc.	1.500%	8/01/23	Baa3	BBB+	4,609,500

	Hotels Restaurants & Leisure - 3.1%

18,205	Carnival Corporation	1.132%	4/29/33	A3	A-	14,222,656
75,000	Hilton Hotels Corporation	3.375%	4/15/23	Baa3	BBB-	8,718,750
71,250	Kerzner International Limited, 144A	2.375%	4/15/24	B2	B	8,665,781
16,000	Royal Caribbean Cruises Limited, Senior Convertible Zero	0.000%	2/02/21	Ba1	BB+	8,480,000
	Coupon Liquid Yield Option Notes
84,750	Scientific Games Corporation	0.750%	12/01/24	B2	B+	8,263,125
47,500	Six Flags Inc.	4.500%	5/15/15	Caa1	CCC	4,423,438
77,550	Starwood Hotels and Resorts Worldwide Inc.	3.500%	5/16/23	Ba1	BB+	9,722,831

	Industrial Conglomerates - 0.9%

46,500	Tyco International Group Limited, Convertible Notes, 144A	3.125%	1/15/23	Ba1	BBB	7,381,875
72,000	Tyco International Group SA	3.125%	1/15/23	Baa3	BBB	11,430,000

	Internet & Catalog Retail - 0.2%

23,950	Overstock.com, Inc.	3.750%	12/01/11	NR	NR	2,206,394
27,800	Overstock.com, Inc.	3.750%	12/01/11	NR	NR	2,561,075

	Internet Software & Services - 0.2%

78,850	Open Solutions Inc., 144A	1.467%	2/02/35	NR	NR	4,050,919

	IT Services - 0.3%

71,000	Digital River Inc., 144A	1.250%	1/01/24	NR	NR	6,922,500

	Leisure Equipment & Products - 0.7%

48,500	Collegiate Pacific Inc.	5.750%	12/01/09	NR	NR	5,007,625
70,000	Hasbro Inc.	2.750%	12/01/21	Baa3	BBB-	7,595,000
11,650	K2 Corporation, Convertible Notes, 144A	5.000%	6/15/10	NR	NR	1,520,325

	Machinery - 0.3%

56,350	AGCO Corporation	1.750%	12/31/33	B1	BB-	5,585,694

	Media - 3.8%

10,400	Charter Communications Inc.	5.875%	11/16/09	Ca	CCC-	900,900
415,000	Comcast Corporation	2.000%	10/15/29	Ba2	BBB-	17,430,000
80,500	The Walt Disney Company, Convertible Senior Notes	2.125%	4/15/23	Baa1	BBB+	8,885,188
45,000	Interpublic Group Companies Inc.	4.500%	3/15/23	Baa3	BB-	5,557,500
26,800	Liberty Media Corporation, Senior Debentures, Exchangeable	4.000%	11/15/29	Baa3	BB+	17,822,000
	for PCS Common Stock, Series 1
11,000	Liberty Media Corporation, Senior Debentures, Exchangeable	3.250%	3/15/31	Baa3	BB+	9,446,250
	for Class B Viacom Common Stock
6,990	Liberty Media Corporation	0.750%	3/30/23	Baa3	BB+	7,689,000
3,540	Lions Gate Entertainment Corporation, 144A	2.938%	10/15/24	NR	NR	4,079,850
3,300	Lions Gate Entertainment Corporation, 144A	3.625%	3/15/25	NR	NR	3,514,500

	Metals & Mining - 0.2%

45,100	Trizec Hahn Corporation	3.000%	1/29/21	Ba1	NR	3,568,538

	Oil & Gas - 0.6%

52,900	Devon Energy Corporation	4.900%	8/15/08	Baa2	BBB	6,096,725
34,400	McMoran Exploration Corporation, Notes, 144A	6.000%	7/02/08	NR	NR	5,478,200

	Pharmaceuticals - 1.9%

18,450	Abgenix Inc., Senior Convertible Note, 144A	1.750%	12/15/11	NR	NR	1,538,269
45,800	Alexion Pharmaceuticals Inc., 144A	1.375%	2/01/12	NR	NR	4,253,675
95,300	Allergan Inc., Convertible Zero Coupon Senior Notes	0.000%	11/06/22	A3	A	8,350,663
12,550	Atherogenics, Inc., 144A	4.500%	9/01/08	NR	NR	1,463,644
70,000	OSI Pharmaceuticals, Inc.	3.250%	9/08/23	NR	NR	7,997,500
43,500	Valeant Pharmaceuticals International, 144A	3.000%	8/16/10	NR	B	4,192,313
25,450	Valeant Pharmaceuticals International, 144A	4.000%	11/15/13	NR	B	2,459,106
85,000	Wyeth, 144A	1.000%	1/15/24	Baa1	A	8,756,955

	Real Estate - 0.2%

36,250	Avatar Holdings Inc., 144A	4.500%	4/01/24	NR	NR	3,878,750

	Semiconductors & Equipment - 1.4%

78,500	ASM International NV	4.250%	12/6/11	NR	B-	8,065,875
61,800	Advanced Micro Devices Inc.	0.000%	2/01/22	B3	B-	6,141,375
83,250	Agere Systems Inc.	6.500%	12/15/09	B3	B	8,564,344
55,000	ASM Lithography Holding NV	5.750%	10/15/06	B2	NR	6,133,600

	Software - 0.6%

71,000	Mentor Graphics Corporation, Convertible Subordinate Notes	6.875%	6/15/07	NR	NR	7,348,500
45,250	Sybase Inc., 144A	1.750%	2/22/25	NR	NR	4,406,219

	Specialty Retail - 1.6%

78,200	Charming Shoppes Inc.	4.750%	6/01/12	B2	BB-	8,250,100
11,450	Lowe's Companies, Inc.	0.000%	2/16/21	A2	A+	10,805,938
87,000	Sonic Automotive Inc., Convertible Senior Subordinated Notes	5.250%	5/07/09	B3	B+	8,689,125
59,000	The TJX Companies, Inc.	0.000%	2/13/21	Baa1	A-	4,992,875

	Textiles & Apparel - 0.3%

60,250	Reebok International Limited, Series B	2.000%	5/01/24	Baa3	BBB	6,454,281

	Wireless Telecommunication Services - 0.6%

29,750	NII Holdings Inc., 144A	3.500%	9/15/33	NR	NR	6,660,281
41,000	NII Holdings Inc., 144A	2.875%	2/01/34	NR	NR	5,181,375

	Total Convertible Bonds (cost $512,134,782)					532,932,297

	CORPORATE BONDS - 15.8% (10.8% of Total Investments)
	Aerospace & Defense - 0.2%

3,500	K&F Aquisition Inc.	7.750%	11/15/14	Caa1	B-	3,412,500

	Auto Components - 0.4%

3,550	Affinia Group Inc.	9.000%	11/30/14	Caa1	B	3,301,500
4,000	Tenneco Auto, Inc.	10.250%	7/15/13	B2	B-	4,480,000

	Automobiles - 1.5%

7,570	Ford Motor Company, Debenture	7.700%	5/15/97	Baa1	BBB-	6,537,535
17,095	Ford Motor Company, Debentures	9.980%	2/15/47	Baa1	BBB-	18,835,015
4,814	General Motors Corporation, Senior Debentures	8.375%	7/15/33	Baa2	BBB-	4,129,459

	Building Products - 0.2%

4,000	Jacuzzi Brands Inc.	9.625%	7/01/10	B3	B	4,420,000

	Chemicals - 0.7%

6,500	OM Group Inc.	9.250%	12/15/11	Caa1	B-	6,727,500
3,500	Resolution Performance Products LLC	8.000%	12/15/09	B2	B	3,692,500
3,000	Rockwood Specialties Group	7.500%	11/15/14	B3	B-	3,015,000

	Commercial Services & Supplies - 0.2%

1,518	IOS Capital LLC, Senior Notes	7.250%	6/30/08	Ba1	BB	1,584,470
2,000	Williams Scotsman Inc.	10.000%	8/15/08	B2	B	2,150,000

	Construction Materials - 0.1%

2,000	Texas Industries Inc.	10.250%	6/15/11	B1	BB-	2,275,000

	Containers & Packaging - 0.6%

2,000	Berry Plastics Corporation	10.750%	7/15/12	B3	B-	2,265,000
3,450	MDP Acquisitions plc, Senior Notes	9.625%	10/01/12	B3	B-	3,726,000
3,000	Owens-Brockway Glass Containers, Guaranteed Senior Note	8.250%	5/15/13	B2	B	3,187,500
3,000	Owens-Illinois Inc.	7.500%	5/15/10	B3	B	3,105,000

	Electric Utilities - 0.1%

2,000	Midwest Generation LLC	8.750%	5/01/34	B1	B	2,240,000

	Food & Staples Retailing - 0.1%

3,000	Stater Brothers Holdings Inc.	8.125%	6/15/12	B1	BB-	2,910,000

	Food Products - 1.0%

7,610	Del Monte Corporation	8.625%	12/15/12	B2	B	8,275,875
7,000	Dole Foods Company	7.875%	7/15/13	B2	B+	7,525,000
1,096	Dole Foods Company	8.625%	5/01/09	B2	B+	1,156,280
3,250	Seminis Vegetable Seeds Inc.	10.250%	10/01/13	B3	B-	3,851,250

	Health Care Equipment & Supplies - 0.1%

2,500	Fisher Scientific International Inc.	8.000%	9/01/13	Ba3	BB+	2,731,250

	Health Care Providers & Services - 0.5%

3,000	Quintiles Transitional Corporation	10.000%	10/01/13	B3	B	3,390,000
1,000	Select Medical Corporation, 144A	7.625%	2/01/15	B3	B-	1,005,000
2,000	Service Corporation International	7.700%	4/15/09	Ba3	BB	2,070,000
3,000	US Oncology Inc., 144A	10.750%	8/15/14	B3	B-	3,315,000

	Hotels Restaurants & Leisure - 2.2%

5,190	Aztar Corporation	9.000%	8/15/11	Ba3	B+	5,631,150
2,345	Boyd Gaming Corporation	8.750%	4/15/12	B1	B+	2,550,188
4,075	Boyd Gaming Corporation	7.750%	12/15/12	B1	B+	4,288,938
3,172	Dominos Inc.	8.250%	7/01/11	B2	B-	3,330,600
1,500	Herbst Gaming Inc.	7.000%	11/15/14	B3	B-	1,500,000
4,100	Intrawest Corporation	7.500%	10/15/13	B1	B+	4,130,750
2,000	Landry's Restaurants Inc., 144A	7.500%	12/15/14	B2	B	1,950,000
2,000	MGM Mirage, Inc.	6.750%	8/01/07	Ba2	BB+	2,045,000
3,500	Park Place Entertainment	7.875%	12/15/05	Ba2	BB-	3,583,125
1,000	Park Place Entertainment	9.375%	2/15/07	Ba2	BB-	1,066,250
1,000	Park Place Entertainment	7.875%	3/15/10	Ba2	BB-	1,095,000
4,000	Penn National Gaming Inc., Senior Subordinated Notes	8.875%	3/15/10	B2	B	4,260,000
3,000	Pinnacle Entertainment Inc.	8.750%	10/01/13	Caa1	B-	3,120,000
2,000	Pinnacle Entertainment Inc.	8.250%	3/15/12	Caa1	B-	2,010,000
4,000	Universal City Development Partners	11.750%	4/01/10	B2	B-	4,580,000

	Household Durables - 0.6%

1,000	D.R. Horton, Inc.	10.500%	4/01/05	Ba1	BB+	1,000,000
4,500	K. Hovnanian Enterprises Inc., Senior Subordinate Notes	8.875%	4/01/12	Ba2	B+	4,837,500
5,000	KB Home	8.625%	12/15/08	Ba2	BB-	5,456,360

	Insurance - 0.1%

2,500	Fairfax Financial Holdings Ltd	7.750%	4/26/12	Ba3	BB	2,425,000

	IT Services - 0.2%

3,000	Global Cash Access LLC	8.750%	3/15/12	Caa1	B-	3,195,000

	Machinery - 0.3%

3,000	Terex Corporation, Senior Subordinated Notes	10.375%	4/01/11	B3	B	3,277,500
3,000	Terex Corporation, Senior Subordinated Notes	9.250%	7/15/11	B3	B	3,285,000

	Media - 3.9%

2,000	AMC Entertainment Inc.	8.000%	3/01/14	B3	CCC+	1,920,000
6,900	Allbritton Communications Company, Series B	7.750%	12/15/12	B3	B-	6,831,000
6,000	American Media Operations Inc., Series B	10.250%	5/01/09	B3	B-	6,210,000
1,345	American Media Operations Inc.	8.875%	1/15/11	B3	B-	1,392,075
5,000	Cablevision Systems Corporation, Series B	8.125%	8/15/09	B1	BB-	5,300,000
3,000	Cablevision Systems Corporation	7.250%	7/15/08	B1	BB-	3,090,000
2,000	Cablevision Systems Corporation	8.125%	7/15/09	B1	BB-	2,120,000
2,000	Charter Communications Operating LLC., 144A	8.000%	4/30/12	B2	B-	2,000,000
6,000	Cinemark USA Inc.	9.000%	2/01/13	B3	B-	6,540,000
1,000	Dex Media West LLC	8.500%	8/15/10	B1	B	1,072,500
2,198	Dex Media West LLC	9.875%	8/15/13	B2	B	2,461,760
3,000	Loews Cineplex Entertainment Corporation, 144A	9.000%	8/01/14	B3	CCC+	3,000,000
3,855	Mail-Well I Corporation, Senior Unsecured Note, 144A	9.625%	3/15/12	B1	B+	4,124,850
4,000	Medianews Group Inc.	6.375%	4/01/14	B2	B+	3,820,000
1,950	Panamsat Corporation	9.000%	8/15/14	B1	B+	2,067,000
7,000	Primedia Inc., Senior Notes	8.875%	5/15/11	B3	B	7,332,500
2,000	R H Donnelley Finance Corp 1	10.875%	12/15/12	B2	B+	2,315,000
2,000	Sun Media Corporation	7.625%	2/15/13	Ba3	B	2,090,000
8,200	Vertis Inc.	9.750%	4/01/09	B3	CCC+	8,610,000
5,500	Young Broadcasting Inc., Senior Subordinate Notes	10.000%	3/01/11	Caa1	CCC+	5,651,250
1,000	Young Broadcasting Inc.	8.500%	12/15/08	B2	B	1,052,500
2,000	Young Broadcasting Inc.	8.750%	1/15/14	Caa1	CCC+	1,905,000

	Metals & Mining - 0.1%

1,682	United States Steel Corporation	9.750%	5/15/10	Ba2	BB	1,871,225

	Multiline Retail - 0.2%

2,000	Saks Inc., Notes	7.500%	12/1/10	Ba3	BB	1,950,000
1,000	Saks Inc.	7.375%	2/15/19	Ba3	BB	900,000
1,000	Saks Inc., Notes	9.875%	10/01/11	Ba3	BB	1,085,000

	Multi-Utilities & Unregulated Power - 0.1%

1,500	NRG Energy Inc., 144A	8.000%	12/15/13	B1	B	1,593,750
500	Northwestern Corporation	5.875%	11/01/14	Ba1	BB	499,911

	Oil & Gas - 0.5%

2,563	Chesapeake Energy Corporation	9.000%	8/15/12	Ba3	BB-	2,841,726
2,345	Chesapeake Energy Corporation	7.750%	1/15/15	Ba3	BB-	2,491,561
2,000	Premcor Refining Group Inc.	7.500%	6/15/15	Ba3	BB-	2,065,000
1,000	Tesoro Petroleum Corporation, Senior Subordinate Notes, Series B	9.625%	11/01/08	B2	BB-	1,077,500
1,000	Tesoro Petroleum Corporation	8.000%	4/15/08	Ba2	BBB-	1,050,000

	Paper & Forest Products - 0.4%

2,000	Georgia Pacific Corporation, Debentures	7.700%	6/15/15	Ba3	BB+	2,202,500
5,000	Georgia Pacific Corporation, Notes	8.125%	5/15/11	Ba3	BB+	5,537,500

	Real Estate - 0.0%

1,000	Truststreet Properties Inc, 144A	7.500%	4/01/15	B1	BB-	1,000,000

	Road & Rail - 0.2%

3,000	Laidlaw International Inc.	10.750%	6/15/11	B2	B+	3,412,500

	Specialty Retail - 0.7%

6,000	Asbury Automotive Group Inc.	9.000%	6/15/12	B3	B	6,150,000
8,000	Warnaco Inc., Senior Notes	8.875%	6/15/13	B1	B	8,620,000

	Textiles & Apparel - 0.2%

4,000	Jostens IH Corporation	7.625%	10/01/12	B3	B-	3,980,000

	Trading Companies & Distributors - 0.2%

1,300	Keystone Automotive Operations Inc.	9.750%	11/01/13	B3	B-	1,313,000
2,000	United Rentals North America Inc.	6.500%	2/15/12	B1	BB-	1,955,000

	Wireless Telecommunication Services - 0.2%

4,000	Nextel Communications Inc.	7.375%	8/01/15	Ba3	BB	4,245,000

	Total Corporate Bonds (cost $317,480,858)					320,677,603

	CAPITAL PREFERRED SECURITIES -36.0% (24.4% of Total Investments)
	Capital Markets - 5.3%

15,000	BT Institutional Capital Trust A, 144A	8.090%	12/01/26	A2	A-	16,379,520
2,000	BT Institutional Capital Trust B, 144A	7.750%	12/01/26	A2	A-	2,156,102
6,273	BT Capital Trust, Series B1	7.900%	1/15/27	A2	A-	6,904,955
3,000	Compass Trust I, Series A	8.230%	1/15/27	A3	BBB-	3,252,747
3,500	First Union Capital Trust II, Series A	7.950%	11/15/29	A1	BBB+	4,403,025
2,000	First Union Institutional Capital Securities I	8.040%	12/01/26	A1	BBB+	2,138,830
500	First Union Institutional Capital II	7.850%	1/01/27	A1	BBB+	533,007
6,000	Goldman Sachs Group Inc.	6.345%	2/15/34	A1	A-	6,169,896
19,335	Mellon Capital Trust I, Series A	7.720%	12/01/26	A2	A-	20,780,156
32,750	C.A. Preferred Funding Trust	7.000%	1/30/49	A1	A	33,526,503
1,250	C.A. Preferred Fund Trust II	7.000%	10/30/49	A1	A	1,286,156
9,000	State Street Institutional Capital Trust, 144A	8.035%	3/15/27	A1	A	9,779,058

	Commercial Banks - 18.3%

2,000	AB Svensk Exportkredit, 144A	6.375%	10/27/49	Aa3	AA-	2,072,902
19,250	Abbey National Capital Trust I	8.963%	12/30/49	A2	A-	27,162,424
43,100	AgFirst Farm Credit Bank	7.300%	12/15/53	NR	NR	45,260,000
12,840	Bank One Capital III	8.750%	9/01/30	A1	A-	17,327,233
2,600	BankAmerica Institutional Capital Trust, Series B, 144A	7.700%	12/31/26	Aa3	A	2,785,814
1,974	BankAmerica Capital II, Series 2	8.000%	12/15/26	Aa3	A	2,150,083
5,000	BankAmerica Institutional Trust, 144A	8.070%	12/31/26	Aa3	A	5,484,540
2,000	BankBoston Capital Trust I, Series B	8.250%	12/15/26	Aa3	A	2,209,412
1,000	BanPonce Trust I, Series A	8.327%	2/01/27	Baa1	BBB-	1,089,002
1,500	Barclays Bank plc, 144A	8.550%	6/15/49	Aa3	A+	1,774,539
500	Barnett Capital I	8.060%	12/01/26	Aa3	A	543,201
21,000	CBA Capital Trust I, 144A	5.805%	12/30/49	A2	A-	21,062,055
2,200	DBS Capital Funding Corporation, 144A	7.657%	3/15/49	A1	A-	2,495,143
2,350	FBS Capital Trust I	8.090%	11/15/26	Aa3	A-	2,525,641
4,315	First Chicago NBD Institutional Capital Trust, Series B, 144A	7.750%	12/01/26	A1	NR	4,577,158
6,000	First Chicago NBD Institutional Capital, 144A	7.950%	12/01/26	A1	NR	6,460,674
11,550	First Empire Capital Trust II	8.277%	6/01/27	Baa1	BBB	12,722,683
5,750	First Empire Capital Trust I	8.234%	2/01/27	Baa1	BBB	6,303,443
4,250	First Midwest Bancorp Inc.	6.950%	12/01/33	Baa2	BBB-	4,710,471
17,000	Lloyds TSB Bank plc, Subordinate Note	6.900%	11/22/49	Aa2	A+	17,442,323
12,838	HSBC Capital Funding LP, 144A	9.547%	12/31/49	A1	A-	15,502,244
14,000	HSBC Capital Funding LP, Debt	10.176%	6/30/50	A1	A-	21,572,320
19,605	KBC Bank Fund Trust III, 144A	9.860%	11/02/49	A2	A-	23,563,112
15,000	KeyCorp Institutional Capital Trust A	7.826%	12/01/26	A3	BBB	16,384,875
4,000	KeyCorp Capital III	7.750%	7/15/29	A3	BBB	4,835,048
1,000	Nordbanken AB, 144A	8.950%	11/29/49	A2	A-	1,162,734
18,500	North Fork Capital Trust II	8.000%	12/15/27	A3	BBB-	20,492,709
500	PNC Institutional Capital Securities, 144A	7.950%	12/15/26	A3	BBB+	535,551
2,000	Popular North American Capital Trust I	6.564%	9/15/34	Baa1	BBB-	2,114,456
16,750	RBS Capital Trust B	6.800%	12/31/49	A1	A	17,032,908
2,000	Reliance Capital Trust I, Series B	8.170%	5/01/28	NR	NR	2,230,918
1,202	Republic New York Capital II, Capital Securities	7.530%	12/04/26	A1	A-	1,290,437
6,200	Royal Bank of Scotland Group plc	9.118%	3/31/49	A1	A	7,335,133
3,400	Royal Bank of Scotland Group plc	7.648%	8/31/49	A1	A	4,190,524
4,472	St. George Funding Company LLC, 144A	8.485%	6/30/47	Baa1	NR	4,909,004
4,000	SocGen Real Estate Company LLC, 144A	7.640%	12/29/49	A1	A	4,286,836
13,330	Unicredito Italiano Capital Trust, 144A	9.200%	10/05/49	A1	A	15,872,658
3,800	Union Planters Capital Trust A	8.200%	12/15/26	A2	BBB+	4,129,122
12,419	Washington Mutual Capital Trust I	8.375%	6/01/27	Baa1	BBB	13,739,214
2,000	Zions Institutional Capital Trust, Series A	8.5365	12/15/26	Baa1	BBB-	2,176,612

	Diversified Financial Services - 5.6%

900	Chase Capital Trust I, Series A	7.670%	12/01/26	A1	A-	967,547
1,000	Citigroup Capital III	7.625%	12/01/36	Aa2	A	1,227,201
10,000	ING Capital Funding Trust III	8.439%	12/30/49	A2	A-	11,722,080
3,000	JPM Capital Trust II	7.950%	2/01/27	A1	A-	3,231,051
2,150	JPM Capital Trust I	7.540%	1/15/27	A1	A-	2,318,577
15,750	BNP Paribas Capital Trust	7.200%	12/31/49	A1	A+	16,183,566
51,900	HBOS Capital Funding LP, Notes	6.850%	3/01/49	A1	A	52,948,899
23,600	Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa2	NR	24,385,479

	Diversified Telecommunication Services - 1.6%

24	Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	Baa1	BBB+	31,823,225

	Insurance - 3.9%

987	Allstate Financing II	7.830%	12/01/45	A2	A-	1,049,089
10,000	American General Capital II	8.500%	7/01/30	Aa2	AA-	13,005,160
4,980	American General Institutional Capital, 144A	8.125%	3/15/46	Aa2	AA-	6,361,621
612	Berkeley Capital Trust	8.197%	12/15/45	Baa3	BBB-	634,599
3,750	Prudential plc	6.500%	6/29/49	Baa1	A	3,660,094
14,250	Mangrove Bay, Class 3, 144A	6.102%	7/15/33	Baa1	BBB+	14,178,964
13,500	Sun Life Canada Capital Trust, Capital Securities, 144A	8.526%	5/06/47	A1	A+	14,839,808
23,000	Zurich Capital Trust I, 144A	8.376%	6/01/37	Baa2	A-	25,157,929

	Oil & Gas - 1.1%

18,855	KN Capital Trust III	7.630%	4/15/28	Baa3	BB+	21,776,900

	Thrifts & Mortgage Finance - 0.2%

500	Countrywide Capital Trust I	8.000%	12/15/26	Baa1	BBB+	516,630
3,365	Great Western Financial Trust II, Series A	8.206%	2/01/27	Baa1	BBB	3,678,709

	Total Capital Preferred Securities (cost $728,839,518)					726,492,239

	REPURCHASE AGREEMENTS - 1.9% (1.3% of Total Investments)
$38,806	State Street Bank, 2.400%, dated 3/31/05, due 4/01/05, repurchase
	price $38,808,838 collateralized by $30,915,000 U.S. Treasury Bonds,
	7.500%, due 11/15/16, value $39,587,307					38,806,251
41	State Street Bank, 2.400%, dated 3/31/05, due 4/01/05, repurchase
	price $41,684 collateralized by $35,000 U.S. Treasury Bonds, 7.625%
	due 2/25/16, value $47,449					41,681

	Total Repurchase Agreements (cost $38,847,932)					38,847,932

	Total Investments (cost $2,933,589,158) - 147.2%					$ 2,974,589,398

	COMMON STOCKS SOLD SHORT - (0.3)%
	Consumer Finance - (0.1)%

(11,424)	Capital One Financial Corporation					(854,173)

	Multi-Utilities & Unregulated Power - (0.2)%

(109,198)	Sempra Energy					(4,350,448)

	Total Common Stocks Sold Short (proceeds $4,668,202)					(5,204,621)

	Other Assets Less Liabilities - 0.8%					15,828,825

	FundPreferred Shares, at Liquidation Value - (47.7)%					(965,000,000)

	Net Assets Applicable to Common Shares - 100%					$2,020,213,602

Interest Rate Swap Contracts outstanding at March 31, 2005:

	Notional			Termination	Unrealized
Counterparty	Amount	Fixed Rate	Floating Rate**	Date	Appreciation

Morgan Stanley	$97,000,000	2.0250%	2.8500%	1/23/06	$1,317,673
JPMorgan	97,000,000	3.3950	2.7456	7/06/06	593,515
Royal Bank of Canada	97,000,000	2.6790	2.8500	1/23/07	2,425,534
Morgan Stanley	97,000,000	3.0480	2.8500	1/23/08	3,291,112
JPMorgan	97,000,000	3.3595	2.8500	1/23/09	3,758,998

					$11,386,932

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
*	Ratings below Baa by Moody's Investor Service, Inc. or BBB by Standard and Poor's Group are considered to be below investment grade.
**	Based on LIBOR (London Interbank Offered Rate)
(a)	Security is eligible for the Dividends Received Deduction.
144A	144A securities are those which are exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may only be resold in transactions exempt from registration which ware normally those transactions with qualified institutional buyers.
(CBTCS)	Corporate Backed Trust Certificates.
(CORTS)	Corporate Backed Trust Securities.
(PCARS)	Public Credit and Repackaged Securities.
(PPLUS)	PreferredPlus Trust.
(SATURNS)	Structured Asset Trust Unit Repackaging.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of income on certain securities which are treated as debt securities for income tax purposes and equity securities for financial statement purposes, and timing differences in recognizing certain gains and losses on security transactions.

At March 31, 2005, the cost of investments was $2,933,736,060.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2005, were as follows:

Gross unrealized:
	Appreciation	$103,295,105
	Depreciation	(67,646,388)

	Net unrealized appreciation of investments	$35,648,717

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Preferred and Convertible Income Fund 2

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         05/27/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         05/27/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         05/27/05

* Print the name and title of each signing officer under his or her signature.